Current financial investments	12 Months Ended
Dec. 31, 2022
Current financial investments
Current financial investments

19. Current financial investments

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Money market funds	€1,292,514	€1,317,460	€1,571,858
Treasury bills	749,835	877,349	1,454,420
Term deposits	1,543,596	275,000	—
Total current financial investments	€3,585,945	€2,469,809	€3,026,278

Term deposits refer to non-cancellable term deposits with a maturity exceeding three months from the acquisition date. Our portfolio of treasury bills contains only AAA rated paper, issued by Germany. Our money market funds portfolio consists of AAA short-term money market funds with a diversified and highly rated underlying portfolio managed by established fund management companies with a proven track record leading to an insignificant risk of changes in value. The funds have an important daily liquidity and can be easily converted to cash.

On December 31, 2022, our current financial investments included $809.6 million held in USD, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/USD exchange rate as our functional currency is EUR. This effect is embedded in the net exchange differences (for echange differences on term deposits) and the fair value result of current financial investments (for exchange differences on money market funds) recognized in our consolidated statement of operations. We refer to note 9 for more details about the exchange gains/losses recognized in our consolidated statement of operations.

We refer to note 34 for more information on these current financial investments and to note 9 for more details about the fair value re-meaurements and currency exchange gains or losses in our consolidated statement of operations.